BPV Core Diversification Fund – Ticker Symbol BPVDX (Institutional Shares), BPADX (Advisor Shares)
BPV Wealth Preservation Fund – Ticker Symbol BPVPX (Institutional Shares), BPAPX (Advisor Shares)
BPV Low Volatility Fund – Ticker Symbol BPVLX

each a series of the

PROSPECTUS

July 29, 2014

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY OF THE BPV CORE DIVERSIFICATION FUND	2
SUMMARY OF THE BPV WEALTH PRESERVATION FUND	7
SUMMARY OF THE BPV LOW VOLATILITY FUND	12
MORE ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES	16
The BPV Core Diversification Fund	16
The BPV Wealth Preservation Fund	17
The BPV Low Volatility Fund	18
RISKS AND ADDITIONAL INFORMATION ABOUT THE FUNDS	19
Principal Risks of Investing in a Fund	19
Temporary Defensive Positions	22
Disclosure of Portfolio Holdings	22
MANAGEMENT	23
SHAREHOLDER INFORMATION	24
INVESTING IN THE FUND	25
Purchasing Shares	26
Additional Information About Purchases and Redemptions	28
OTHER IMPORTANT INFORMATION	29
Distributions	29
Federal Taxes	29
Financial Highlights	30

i

Summary of the BPV Core Diversification Fund

Investment Objective. The investment objective of the Core Diversification Fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Diversification Fund.

Shareholder Fees
(fees paid directly from your investment)
	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Core Diversification Fund)	1.00%	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Advisor Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%1
Other Expenses	0.61%	0.67%
Acquired Fund Fees and Expenses 2	0.30%	0.30%
Total Annual Fund Operating Expenses	1.66%	1.97%
Fee Waiver and/or Expense Reimbursement 3	-0.36%	-0.42%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement 3	1.30%	1.55%

1	The 12b-1 expense has been restated from the prior year to reflect the current fee structure.
2
The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the “Acquired Funds”). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

3
BPV Capital Management, LLC (the “Adviser”) has entered into a contractual agreement with the Core Diversification Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Core Diversification Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Core Diversification Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Core Diversification Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Core Diversification Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2015 without the Board of Trustees’ approval.

Example. This Example is intended to help you compare the cost of investing in the Core Diversification Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Core Diversification Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Core Diversification Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$132	$488	$868	$1,933
Advisor Shares	$158	$578	$1,023	$2,259

Portfolio Turnover. The Core Diversification Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Diversification Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Diversification Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategy of the Core Diversification Fund. The Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”), believe that isolated asset classes generally perform inconsistently and prove volatile over time. The Fund is actively managed to be diversified across the three broad asset classes of equities, fixed income, and commodities and other alternatives (each a “Core Category”) in an effort to reduce the volatility of returns. The Advisers believe exposure to these three asset classes may produce attractive returns regardless of the performance of traditional asset classes. As a result, this strategy may offer returns that have a low correlation to traditional investment strategies and may serve to hedge risk associated with investments in traditional investment strategies.

The Fund invests in each Core Category as described below:

Equities
The Fund may invest in equity securities that provide exposure to domestic and international markets, including mature and emerging markets, diverse market capitalizations, and multiple sectors. These securities may include exchange-traded funds (ETFs), other exchange-traded products (ETPs), mutual funds or common stocks or other equity securities issued by individual U.S. or foreign companies.

Fixed Income
The Fund may invest in fixed income securities of any maturity that provide exposure to sovereign or corporate debt, including domestic and international, mature and emerging, and investment grade and high yield (also known as “junk bond”) issues. These securities may include ETFs, other ETPs (e.g., exchange-traded notes (ETNs)) or mutual funds, domestic or foreign government securities, or domestic or foreign corporate securities.

Commodities and Other Alternatives
The Fund may invest in securities that provide exposure to commodities and other alternative assets. Types of investments purchased in this Core Category may also include direct investments in real estate investment trusts (REITs), master limited partnerships (MLPs) or other ETPs or mutual funds that invest in or otherwise track the performance of such investments.

The percentage invested in each Core Category may range from approximately 0% to 65% of the Fund’s assets, as measured at the time of investment. In addition, the Fund may enter into a number of different types of options transactions to create directional investment exposure to Core Category investments, to hedge Fund investments or to generate option premiums for the Fund.

Principal Risks of Investing in the Core Diversification Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

•	Management Risk. The Advisers’ investment strategy for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

•
Asset Allocation Risk. While the Core Diversification Fund’s asset allocation strategy seeks to reduce risk and volatility in the Fund’s portfolio, the Fund’s asset allocation weightings may result in declines if the Core Categories in which the Fund allocates or overweights its assets decline.

•	Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

•
Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

•
Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

•
High Yield Fixed Income Securities Risk. High yield fixed income securities are generally considered speculative in nature and may subject the Fund to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities.

•
Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

•
Risks Related to Investing in Commodities. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, and geologic and environmental factors. Furthermore, investments related to gold and other precious metals and minerals may fluctuate sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

•
Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

•
Foreign and Emerging Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition, emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be more volatile than established foreign markets.

•
Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

•
Real Estate Investment Trust (REIT) Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

•
ETP Tracking Risks. ETPs and other securities in which the Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

•
Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

•
ETN Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

•
Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

•
Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Core Diversification Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Quarterly Returns During This Time Period
Highest	3.28% (quarter ended March 31, 2012)
Lowest	-3.28% (quarter ended June 30, 2013)
Year to Date	6.27% (quarter ended June 30, 2014)

Average Annual Total Returns – (For the Period Ended December 31, 2013)	Past 1 Year	Since Inception
BPV Core Diversification Fund – Institutional Shares1
Before taxes	3.64%	3.74%
After taxes on distributions	3.31%	3.50%
After taxes on distributions and sale of shares	2.10%	2.80%
BPV Core Diversification Fund – Advisor Shares2 Before taxes	2.75%	2.75%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	26.66%
BofA Merrill Lynch Treasury 10+ Year TR Index (reflects no deduction for fees, expenses or taxes)	-12.44%	-3.70%
DJUBS Commodity TR Index (reflects no deduction for fees, expenses or taxes)	-9.52%	-4.74%

1	The Core Diversification Fund Institutional Shares commenced operations on October 5, 2011
2	The Core Diversification Fund Advisor Shares Class commenced operations on January 2, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

Management.  BPV Capital Management, LLC serves as the Core Diversification Fund’s investment adviser and Quintium Advisors, LLC serves as the Fund’s investment sub-adviser. Miranda Davis has served as the Fund’s portfolio manager since 2013.

Purchase and Sale of Fund Shares. The minimum initial investment in the Institutional Shares of the Core Diversification Fund is $100,000 ($1,000 for retirement accounts) and the minimum subsequent investment is $100 ($100 under an automatic investment plan). The minimum initial investment in the Advisor Shares of the Core Diversification Fund is $1,000 ($100 under an automatic investment plan). Shareholders may purchase or redeem Core Diversification Fund shares on any business day by contacting 855-784-2399 or by writing to BPV Family of Funds, P.O. Box 3107, Denver, CO 80201.

Tax Information. The Core Diversification Fund’s distributions will generally be taxed to you as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you may incur taxes upon withdrawal from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Core Diversification Fund through a broker-dealer or other financial intermediary (such as a bank), the Core Diversification Fund may pay the intermediary for the sale of Core Diversification Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Core Diversification Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary of the BPV Wealth Preservation Fund

Investment Objective. The investment objective of the Wealth Preservation Fund is to simultaneously seek capital preservation while generating long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Wealth Preservation Fund.

Shareholder Fees
(fees paid directly from your investment)
	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Wealth Preservation Fund)	1.00%	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Advisor Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%1
Other Expenses	0.71%	0.69%
Acquired Fund Fees and Expenses 2	0.08%	0.08%
Total Annual Fund Operating Expenses	1.54%	1.77%
Fee Waiver and/or Expense Reimbursement 3	-0.46%	-0.44%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement 3	1.08%	1.33%

1	The 12b-1 expense has been restated from the prior year to reflect the current fee structure.
2
The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the “Acquired Funds”). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

3
BPV Capital Management, LLC (the “Adviser”) has entered into a contractual agreement with the Wealth Preservation Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Wealth Preservation Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Wealth Preservation Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Wealth Preservation Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Wealth Preservation Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2015 without the Board of Trustees’ approval.

Example.  This Example is intended to help you compare the cost of investing in the Wealth Preservation Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Wealth Preservation Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Wealth Preservation Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2015.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$110	$441	$796	$1,793
Advisor Shares	$135	$514	$918	$2,045

Portfolio Turnover. The Wealth Preservation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Wealth Preservation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Wealth Preservation Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategy of the Wealth Preservation Fund. The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options.

Long Positions

Equity Securities. In establishing equity positions, the Fund may invest up to 100% of its assets in exchange-traded products (ETPs) that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may both purchase and sell (write) call and put options.

Principal Risks of Investing in the Wealth Preservation Fund. An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Wealth Preservation Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

•
Management Risk. The investment strategy of the Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”) for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

•	Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

•
Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

•
Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

•
Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

•
Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

•
Foreign Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•
Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

•
REIT Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

•
ETP Tracking Risks. ETPs and other securities in which a Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

•
Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

•
Exchange-Traded Note (ETN) Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

•
Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

•
Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Wealth Preservation Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Quarterly Returns During This Time Period
Highest	1.60% (quarter ended March 31, 2012)
Lowest	-0.29% (quarter ended June 30, 2013)
Year to Date	1.16% (quarter ended June 30, 2014)

Average Annual Total Returns – (For the Period Ended December 31, 2013)	Past 1 Year	Since Inception
BPV Wealth Preservation Fund – Institutional Shares1
Before taxes	3.20%	3.05%
After taxes on distributions	2.15%	2.48%
After taxes on distributions and sale of shares	1.81%	2.12%
BPV Wealth Preservation Fund – Advisor Shares2 Before taxes	2.46%	2.46%
BofA Merrill Lynch Treasury 1-3 Year TR (reflects no deduction for fees, expenses or taxes)	0.36%	0.44%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	1.50%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	26.66%

1	The BPV Wealth Preservation Fund Institutional Shares commenced operations on October 5, 2011
2	The BPV Wealth Preservation Fund Advisor Shares commenced operations on January 2, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

Management. BPV Capital Management, LLC serves as the Wealth Preservation Fund’s investment adviser and Quintium Advisors, LLC serves as the Fund’s investment sub-adviser. George Hashbarger, Jr., the President of the Sub-Adviser, has been the portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares.  The minimum initial investment in the Institutional Shares of the Wealth Preservation Fund is $100,000 ($1,000 for retirement accounts) and the minimum subsequent investment for is $100 ($100 under an automatic investment plan).  The minimum initial investment in the Advisor Shares of the Wealth Preservation Fund is $1,000 ($100 under an automatic investment plan). Shareholders may purchase or redeem Wealth Preservation Fund shares on any business day by contacting 855-784-2399 or by writing to BPV Family of Funds, P.O. Box 3107, Denver, CO 80201.

Tax Information. The Wealth Preservation Fund’s distributions will generally be taxed to you as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you may incur taxes upon withdrawal from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Wealth Preservation Fund through a broker-dealer or other financial intermediary (such as a bank), the Wealth Preservation Fund may pay the intermediary for the sale of Wealth Preservation Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Wealth Preservation Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary of the BPV Low Volatility Fund

Investment Objective. The investment objective of the Low Volatility Fund is to simultaneously seek capital preservation while generating long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses1	1.36%
Acquired Fund Fees and Expenses 2	0.08%
Total Annual Fund Operating Expenses	1.84%
Fee Waiver and/or Expense Reimbursement 3	-1.26%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement 3	0.58%

1	Because the Fund is new, “Other Expenses” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year.
2
The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the “Acquired Funds”). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

3
BPV Capital Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 0.50%. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Fund is able to make the payment without exceeding the 0.50% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2015 without the Board of Trustees’ approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Period Invested	1 Year	3 Years
	$59	$456

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From the Fund’s inception on January 31, 2014 through the end of the fiscal year on March 31, 2014, the Fund had no portfolio turnover.

Principal Investment Strategy of the Fund. The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options. The Fund’s ratio of debt to equity investments will vary and the Fund may be invested up to 100% in either at any given time.

Long Positions

Equity Securities. In establishing equity positions, the Fund may invest up to 100% of its assets in exchange-traded products (ETPs) that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may both purchase and sell (write) call and put options.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

•
Management Risk. The investment strategy of the Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”) for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

•	Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

•
Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

•
Fixed Income Securities Risk. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. In addition, the Fund’s fixed income investments are subject to credit risk, which is the risk that a specific issuer of a fixed income security may default on its obligations to securityholders. If an issuer fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

•
Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

•
Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

•
Foreign Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•
Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

•
ETP Tracking Risks. ETPs and other securities in which the Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

•
Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

•
Exchange-Traded Note (ETN) Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

•
Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

•
New Fund Risk. The Fund was formed in 2014, and while the investment strategy of the Fund is substantially similar to the Wealth Preservation Fund managed by the Advisers since 2011, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Fund is new and does not have a performance history for a full calendar year to report. When the Fund has completed a full calendar year of operations, this section will include information that an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Management. BPV Capital Management, LLC serves as the Fund’s investment adviser and Quintium Advisors, LLC serves as the Fund’s investment sub-adviser. George Hashbarger, Jr., the President of the Sub-Adviser, has been the portfolio manager of the Fund since its inception in January 2014.

Purchase and Sale of Fund Shares. The minimum initial investment in the Fund is $5,000,000 and the minimum subsequent investment is $1,000. Shareholders may purchase or redeem Fund shares on any business day by contacting 855-784-2399 or by writing to BPV Family of Funds, P.O. Box 3107, Denver, CO 80201.

Tax Information. The Fund’s distributions will generally be taxed to you as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you may incur taxes upon withdrawal from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

More information about the principal investment strategies of the BPV Core Diversification Fund (the “Core Diversification Fund”), the BPV Wealth Preservation Fund (the “Wealth Preservation Fund”) and the BPV Low Volatility Fund (the “Low Volatility Fund”, and collectively the “Funds”) is set forth below.

The BPV Core Diversification Fund
Investment Objective

The Core Diversification Fund’s investment objective is to seek long-term capital appreciation. The Core Diversification Fund’s investment objective may be changed without shareholder approval; however, the Core Diversification Fund will provide 30 days’ advance notice to shareholders before implementing a change in the Core Diversification Fund’s investment objective.

Investment Strategy

The Advisers believe that isolated asset classes generally perform inconsistently and prove volatile over time. The Core Diversification Fund is actively managed to be diversified across the three broad asset classes of equities, fixed income, and commodities and other alternatives (each a “Core Category”) in an effort to reduce the volatility of returns. The Advisers believe exposure to these three asset classes may produce attractive returns regardless of the performance of traditional asset classes. As a result, this strategy may offer returns that have a low correlation to traditional investment strategies and may serve to hedge risk associated with investments in traditional investment strategies.

The Core Diversification Fund invests in each Core Category as described below:

•	Equities

The Core Diversification Fund may invest in equity securities that provide exposure to domestic and international markets, including mature and emerging markets, diverse market capitalizations, and multiple sectors. While the Fund invests in equity securities primarily through ETFs that track broad-based U.S. and international securities indices, the Core Diversification Fund may also invest in sector ETFs, other ETPs or mutual funds tracking broad-based indices or sectors, or common stocks or other equity securities issued by individual U.S. or foreign companies.

•	Fixed Income

The Core Diversification Fund may invest in fixed income securities that provide exposure to sovereign or corporate debt, including domestic and international, mature and emerging, and investment grade and high yield (or “junk bond”) issues. While the Fund invests in fixed income securities primarily through ETFs that track broad-based U.S. and international bond indices, the Fund may also invest in bond sector ETFs, other ETPs or mutual funds, domestic or foreign government securities, or domestic or foreign corporate securities.

•	Commodities and Other Alternatives

The Core Diversification Fund may invest in securities with exposure to commodities (e.g., precious metals, industrial metals, agricultural products, and energy products) and other alternative assets. Other alternative investments may include currencies, real estate, and MLPs. The Fund’s investments in commodities and alternatives may include, without limitation, direct investments in currencies, REITs, ETPs or mutual funds that invest in or otherwise track the performance of such investments.

Under normal circumstances, the Core Diversification Fund’s assets will be invested in all three Core Categories. The Fund’s portfolio managers may adjust the asset allocation amongst categories and within a Core Category based on market conditions. The percentage invested in each Core Category may range from approximately 0% to 65% of the Fund’s assets, as measured at the time of investment.

What is an Exchange-Traded Fund (ETF)? An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a particular securities index, sector or industry. ETFs are traded on a securities exchange based on their market value. ETFs that track an index hold the same stocks or bonds as the index, so its market price generally reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses.

What is an Exchange-Traded Product (ETP)? In addition to ETFs, ETPs include other securities traded on a securities exchange, including, without limitation, master limited partnerships (MLPs), which generally invest in commodities, exchange-traded notes, which are structured products issued as senior debt notes, and closed-end funds. ETPs often track the performance of a specific index, stock or commodity.

The Core Diversification Fund may enter into a number of different types of options transactions to create directional investment exposure to Core Category investments, to hedge Fund investments or to generate option premiums for the Fund. The Fund may both purchase and sell (write) call and put options. A call option gives the holder (buyer) of the option, in return for payment of a premium, the right, but not the obligation, to purchase from the writer of the option the security underlying the option at a specified exercise price prior to the expiration date. A put option gives the owner the right, but not the obligation, to sell a specified amount of an underlying security at a specified price within a specified time. The Fund may also establish option collars, whereby the Fund simultaneously purchases and writes an option on the same security at different strike prices, or option spreads, which may involve simultaneously purchasing and writing multiple options at a combination of different strike prices, durations or other features. The Fund’s option positions may be “covered”, where the Fund establishes an option position and owns an underlying security correlated to the option, or “naked”, where the Fund establishes the option position without owning the underlying security.

Other Investments. In addition to securities included in the Core Categories described above, the Core Diversification Fund may also invest in other securities to generate income, hedge risk or for other purposes.

Portfolio Turnover. Although the Core Diversification Fund’s strategy emphasizes longer-term investments that typically result in portfolio turnover less than 100%, the Fund may, from time to time, have a higher portfolio turnover when the Advisers’ implementation of the Fund’s investment strategy, portfolio rebalancing or a temporary defensive position results in frequent trading. Since the Fund’s trades cost the Fund brokerage commissions, high portfolio turnover may have a significant adverse impact on the Fund’s performance. In addition, because sales of securities in the Fund’s portfolio may result in taxable gain or loss, high portfolio turnover may result in significant tax consequences for shareholders.

“Portfolio Turnover” is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. In general, higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.

The BPV Wealth Preservation Fund
Investment Objective

The Wealth Preservation Fund’s investment objective is to simultaneously seek capital preservation while generating long-term capital appreciation. The Wealth Preservation Fund’s investment objective may be changed without shareholder approval; however, the Wealth Preservation Fund will provide 30 days’ advance notice to shareholders before implementing a change in the Wealth Preservation Fund’s investment objective.

Investment Strategy

The Wealth Preservation Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options. The Fund’s ratio of debt to equity investments will vary and the Fund may be invested up to 100% in either at any given time.

Long Positions

Equity Securities. In establishing equity positions, the Wealth Preservation Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Wealth Preservation Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Wealth Preservation Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Wealth Preservation Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries. “Investment grade” securities are rated at least Baa by Moody’s Investors Service, Inc. or BBB by Standard & Poor’s Ratings Services, or, if not rated, of equivalent quality in the Sub-Adviser’s opinion.

Option Positions

The Wealth Preservation Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund. The Fund may both purchase and sell (write) call and put options, and it may also establish option collars or option spreads. The Fund’s option positions may be “covered” or “naked”.

Other Investments. In addition to the equity, fixed income and options securities described above, the Wealth Preservation Fund may invest in other securities to supplement the Fund’s positions, generate income, hedge risk or for other purposes.

Portfolio Turnover. Although the Wealth Preservation Fund’s strategy emphasizes longer-term investments that typically result in portfolio turnover less than 100%, the Fund may, from time to time, have a higher portfolio turnover when the Advisers’ implementation of the Fund’s investment strategy, portfolio rebalancing or a temporary defensive position results in frequent trading. Since the Fund’s trades cost the Fund brokerage commissions, high portfolio turnover may have a significant adverse impact on the Fund’s performance. In addition, because sales of securities in the Fund’s portfolio may result in taxable gain or loss, high portfolio turnover may result in significant tax consequences for shareholders.

The BPV Low Volatility Fund
Investment Objective

The Low Volatility Fund’s investment objective is to simultaneously seek capital preservation while generating long-term capital appreciation. The Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 30 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

Investment Strategy

The Fund focuses on investing in a portfolio that may include Long Positions, while at the same time hedging a substantial portion of the Fund’s Long Positions using options. The Fund’s ratio of debt to equity investments will vary and the Fund may be invested up to 100% in either at any given time.

Long Positions

Equity Securities. In establishing equity positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries. “Investment grade” securities are rated at least Baa by Moody’s Investors Service, Inc. or BBB by Standard & Poor’s Ratings Services, or, if not rated, of equivalent quality in the Sub-Adviser’s opinion.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund. The Fund may both purchase and sell (write) call and put options, and it may also establish option collars or option spreads. The Fund’s option positions may be “covered” or “naked”.

Other Investments. In addition to the equity, fixed income and options securities described above, the Fund may invest in other securities to supplement the Fund’s positions, generate income, hedge risk or for other purposes.

Portfolio Turnover. Although the Fund’s strategy emphasizes longer-term investments that typically result in portfolio turnover less than 100%, the Fund may, from time to time, have a higher portfolio turnover when the Advisers’ implementation of the Fund’s investment strategy, portfolio rebalancing or a temporary defensive position results in frequent trading. Since the Fund’s trades cost the Fund brokerage commissions, high portfolio turnover may have a significant adverse impact on the Fund’s performance. In addition, because sales of securities in the Fund’s portfolio may result in taxable gain or loss, high portfolio turnover may result in significant tax consequences for shareholders.

RISKS AND ADDITIONAL INFORMATION ABOUT THE FUNDS

An investment in a Fund should not be considered a complete investment program. Your investment needs will depend largely on your financial resources and individual investment goals and objectives, and you should consult with your financial professional before making an investment in a Fund.

Principal Risks of Investing in a Fund
All investments carry risks, and investment in a Fund is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in a Fund. To help you understand the risks of investing in a Fund, the principal risks of an investment in a Fund are generally set forth below:

•	Management Risk. The Advisers’ investment strategy for a Fund may prove to be ineffective, and there is no guarantee that the strategy will produce the desired results.

•
Market Risk. Securities prices can be volatile, and the value of securities in a Fund’s portfolio may decline due to fluctuations in the securities markets generally. Accordingly, a Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

•
Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time and a Fund could lose a substantial part, or even all, of its investment in a particular issue.

•
Fixed Income Securities Risk. Each of the Funds may invest in fixed income securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the respective Fund’s current income will be adversely affected and reduced.

•
High Yield Bond Risk. High-yield bonds, or “junk” bonds, are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult for a Fund to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

•
Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

•
Risks Related to Options. A Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. A Fund investing in options could lose more than the principal amount invested. Options are subject to the risk of counterparty default, in addition to a number of risks described elsewhere in this section, such as management risk and market risk. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

•
Foreign Market Risk. A Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•
Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

•
Risks Related to REITs. REITs in which a Fund may invest are susceptible to the risks associated with investing in real estate generally, such as: declines in property values; lack of ability to access the credit markets, defaults by borrowers or tenants, increases in property taxes or operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs also typically incur fees that are separate from those of the Funds. Accordingly, a Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of a REIT’s operating expenses, in addition to paying Fund expenses.

•	Risks Related to Investing in ETFs and Other Funds:

o
Limits of Investing in ETFs. Each Fund’s investment strategy involves, among other things, investing in other investment companies, such as ETFs and other investment companies that track broad market indices or specific industries or sectors. Under the 1940 Act, a Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund (generally permitting the Fund and its affiliates to hold up to 25% of the ETF’s total outstanding stock); and (ii) the ETF and the Fund enter into an agreement to comply with any conditions in such order (an “ETF Agreement”). Accordingly, the 25% limitation (or, in cases where the Fund has not entered into an ETF Agreement, the 3% limitation) may prevent a Fund from allocating its investments in the manner the Sub-Adviser considers optimal.

o
Indirect Costs of Fund Investments in ETFs. To the extent a Fund invests in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, these types of investments by a Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

o
Risks Related to ETF NAV and Market Price. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that a Fund receives less than NAV when selling an ETF).

•
ETN Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying assets.

•
MLP Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which a Fund is invested.

•
Currency Risk. Although the Funds will report net asset value and pay dividends in U.S. dollars, when a Fund invests in foreign currency denominated or foreign currency-linked securities, either directly or through ETPs, the Fund will be exposed to currency risk. This means that a Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Also, the ETPs in which a Fund invests may engage in various investments that are designed to hedge foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

•
Tracking Risks. ETPs and other securities in which a Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF). In addition, the ETPs in which a Fund invests are subject to expenses not reflected in the performance of their respective index, industry or sector (e.g., an ETF’s management fee). In addition, certain securities comprising the indices tracked by the ETPs may, from time to time, temporarily be unavailable, which may further impede the ETPs’ ability to track their applicable indices.

In addition to the risks set forth under “Principal Risks of Investing in a Fund”, the Core Diversification Fund is also subject to the following risks:

•
Asset Allocation Risk. While the Core Diversification Fund’s asset allocation strategy seeks to reduce risk and volatility in the Fund’s portfolio, the Fund’s asset allocation weightings may result in declines if the Core Categories in which the Fund allocates or overweights its assets decline.

•
Emerging Market Risk. Investments in emerging market securities can be subject to greater social, economic, regulatory, and political uncertainties and can be more volatile than investments in established foreign markets.

•	Risks Related to Investing in Commodities.

•
General Commodity Risk. When the Fund invests in (1) companies that derive a large portion of their revenue or profit from commodities or (2) commodity-linked securities, the Fund will be exposed to commodity-related risks. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The value of commodity-related securities may also be affected by changes in overall market movements, commodity index volatility, changes in interest rates and the global economy.

•
Volatility of Gold and other Commodities. Investments in commodities, especially gold and other precious metals and minerals, are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. Prices of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries; the availability of supplies of precious metals; changes in industrial and commercial demand; metal sales by governments, central banks, or international agencies; investment speculation; monetary and other economic policies of various governments; and government restrictions on private ownership of certain precious metals and minerals.

•
Tax Risks Related To Investments in Commodity-Based Investment Trusts. Gains realized upon the sale of interests of certain trusts holding gold or other metals or minerals (e.g., the SPDR Gold Trust, or “GLD”) will not count towards the requirement in the Internal Revenue Code of 1986, as amended (the “Code”), that at least 90% of the Fund’s gross income in each taxable year be derived from gains on the sale of securities and certain other permitted sources. In addition, bullion owned by the Fund directly or indirectly through certain trusts will not count towards the asset diversification requirements in the Code applicable to the Fund.

In addition to the risks set forth under “Principal Risks of Investing in a Fund”, the Low Volatility Fund is also subject to the following risks:

•
New Fund Risk. The Low Volatility Fund was formed in 2014, and while the investment strategy of the Fund is substantially similar to the Wealth Preservation Fund managed by the Advisers since 2011, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Temporary Defensive Positions
Each of the Funds may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s respective principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, each Fund may hold up to 100% of its portfolio in cash and cash equivalent positions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Additional Information
To the extent a Fund makes investments regulated by the Commodities Futures Trading Commission, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

MANAGEMENT

Investment Adviser
BPV Capital Management, LLC, a Delaware limited liability company, serves as the investment adviser to each Fund. The Adviser’s principal office is located at 9202 South Northshore Drive, Suite 300, Knoxville, TN 37922. The Adviser has entered into an Investment Advisory Agreement (each, an “Advisory Agreement”) with each Fund, under which the Adviser selects the securities and manages the investments for the Fund and oversees the Sub-Adviser, subject to the oversight of the Fund’s Board of Trustees (the “Trustees”). Under each Advisory Agreement, each Fund pays the Adviser a monthly fee based on an annualized rate charged on the average daily net asset value of the Fund (0.75% for the Core Diversification and Wealth Preservation Funds, and 0.40% for the Low Volatility Fund). The Adviser has entered into an Expense Limitation Agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” as indicated in the fee tables above. While the Adviser has no obligation to continue the waiver past the current term, it is expected that each contractual agreement will continue from year-to-year provided such continuance is approved by the Adviser and the Trustees. During the fiscal year ended March 31, 2014, the Adviser waived a portion of its advisory fee for the Core Diversification Fund pursuant to the Expense Limitation Agreement, and as a result, the advisory fee paid to the Adviser by the Fund as a percentage of average annual net assets for the fiscal year was approximately 0.39%. For the Wealth Preservation Fund, during the same period, the Adviser waived a portion of its advisory fee pursuant to the Expense Limitation Agreement, and as a result, the advisory fee paid to the Adviser by the Fund as a percentage of average annual net assets for the fiscal year was approximately 0.29%. For the Low Volatility Fund, from the period of its inception on January 31, 2014 to the end of the fiscal year on March 31, 2014, the Adviser waived its entire advisory fee pursuant to the Expense Limitation Agreement.

Investment Sub-Adviser
Quintium Advisors LLC, a Delaware limited liability company, serves as the investment sub-adviser to each Fund. The Sub-Adviser’s principal offices are located at 9202 South Northshore Drive, Suite 301, Knoxville, TN 37922. The Sub-Adviser has entered into an Investment Sub-Advisory Agreement (each, a “Sub-Advisory Agreement”) with each Fund and the Adviser, under which the Sub-Adviser selects the securities and manages the investments for the Fund, subject to the oversight of the Adviser and the Trustees.

Under the Sub-Advisory Agreements, the Adviser pays the Sub-Adviser a monthly fee that varies depending on the amount of assets under the Sub-Adviser’s management. If the cumulative net asset value of the Funds is less than $150,000,000, the Sub-Adviser receives a monthly fee equal to the greater of (i) $5,000, or (ii) 25% of the collective fees received by the Adviser from the Funds (net of any fee waivers or reimbursements by the Adviser under the Fund’s expense limitation agreements, if any) (the “Net Advisory Fee”). If the cumulative net asset value of the Funds is $150,000,000 or greater, the Sub-Adviser receives a monthly fee equal to 40% of the Net Advisory Fee. Pursuant to the arrangement described above, the Sub-Adviser received $117,851 for its services to the Funds during the fiscal year ended March 31, 2014.

A discussion regarding the Board of Trustees’ basis for approving the Advisory and Sub-Advisory Agreement for the Low Volatility Fund, each of which has an initial term of two years, is available in the Funds’ annual report for the period ended March 31, 2014; similar disclosure regarding the renewal of such agreements for the Core Diversification and Wealth Preservation Funds will be available in the Funds’ semiannual shareholder report for the period ended September 30, 2014.

Portfolio Managers
George Hashbarger, Jr. has served as the portfolio manager for the Wealth Preservation Fund since inception (October 5, 2011) and the Low Volatility since inception (January 31, 2014) and has over two decades of investment experience. Since 2001, Mr. Hashbarger has provided portfolio management services and investment advice to several limited partnerships, BPV Capital Management and Northshore Management Company. In addition, he served as the Chief Investment Officer of Northshore Management Company from 2004 to 2009. Prior to 2001, Mr. Hashbarger spent nine years in institutional private equity working for both GE Capital (1993-2000) and First Union Capital Partners (2000-2001). Mr. Hashbarger received his BBA in finance in 1983 from Texas A&M University with honors and his MBA with a concentration in Finance from the University of Virginia in 1988.

Miranda Davis has been portfolio manager to the Core Diversification Fund since 2013. Ms. Davis has served as an analyst and an assistant portfolio manager for the Sub-Adviser since 2008. Ms. Davis graduated from the University of Tennessee magna cum laude in 2007, with a degree in business administration, a major in finance, and a collateral in international business.

The SAI provides additional information about each of Mr. Hashbarger’s and Ms. Davis’ compensation, other accounts managed and ownership of securities in the Funds.

Board of Trustees
The Funds are series of the BPV Family of Funds, a diversified, open-end management investment company organized as a Delaware statutory trust on July 19, 2011. The Board of Trustees supervises the operations of the Funds according to applicable state and federal law, and is responsible for the overall management of the Funds’ business affairs.

SHAREHOLDER INFORMATION

Distribution of Shares. The Funds Distributor, ALPS Distributors, Inc. (the “Distributor”) markets the shares described in this prospectus to institutions or individuals, directly from a Fund or through investment professionals. Under the Distributor’s Agreement with the Funds, the Distributor offers shares on a continuous, best-efforts basis.

You may purchase shares directly from the Funds or through a financial intermediary, such as a broker-dealer. These financial intermediaries may charge you additional or different fees for purchasing or redeeming shares than those described here. You should ask your financial intermediary about his or her fees before investing. Additional information about investing through a broker-dealer is contained in the Funds’ Statement of Additional Information.

The Core Diversification Fund and the Wealth Preservation Fund have adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act. The Distribution Plan provides that these Funds may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares (this compensation is commonly referred to as “12b-1 fees”). Sales charges may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for sales of Advisor Shares of the Funds and for services provided to shareholders.

 These Funds charge 12b-1 fees for Advisor Shares. Pursuant to the Distribution Plan, a Fund may annually pay the Distributor up to 0.25% of the average daily net assets of these Funds’ Advisor Shares. Because 12b-1 fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Certain Expenses. In addition to the 12b-1 fees for the Advisor Shares of the Core Diversification Fund and the Wealth Preservation Fund and investment advisory fees for all of the Funds, the Funds pay all expenses not assumed by the Adviser, including, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Multiple Share Classes. As stated above, the Core Diversification Fund and the Wealth Preservation Fund are offered in multiple share classes, including Institutional Shares offered directly through the Distributor and certain financial intermediaries, and Advisor Shares, which have higher fees and expenses, and are offered through institutions like broker-dealers, banks, insurance, companies and other financial intermediaries. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Adviser for core investment advisory services. Different fees and expenses will affect performance.

INVESTING IN THE FUND

Minimum Initial Investment.  The Funds’ shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Adviser or the Sub-Adviser and any other institutional investor or any broker-dealer authorized to sell Shares in the Funds. The minimum initial investment in the Institutional Shares of each Fund is $100,000 ($1,000 for retirement accounts).  The minimum initial investment in the Advisor Shares of each Fund is $1,000.  The minimum initial investment in the Low Volatility Fund is $5,000,000. Each Fund may, at the Adviser’s sole discretion, accept accounts with less than the minimum investment.

Determining a Fund’s Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after a purchase or redemption order is received in proper form by the Transfer Agent on behalf of the Funds. An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount. The net asset value per share of each class of shares of a Fund (each, a “Class”) is calculated separately by adding the value of securities and other assets of the Fund attributable to that Class, subtracting the liabilities charged to the Fund attributable to that Class (including Fund expenses, which are accrued daily), and dividing the result by the number of outstanding shares of that Class. The net asset value per share of each Class of a Fund is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. A Fund does not calculate net asset value on business holidays when the NYSE is closed. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of a Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Funds normally use pricing services to obtain market quotations.

The Funds value the securities of other investment companies in which they invest at the net asset value of such investment company. The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale.

Pursuant to policies adopted by the Trustees, the Sub-Adviser is responsible for notifying the Trustees (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Funds’ policies regarding fair value pricing are intended to result in a calculation of each Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold.

Other Matters. Purchases and redemptions of shares of a Fund by the same shareholder on the same day will be netted for the Fund. Each Fund reserves the right to reject a purchase order that is not in good form and will normally return such purchase order within three days of receiving such purchase order. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Funds may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of a Fund’s shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of a Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities. Shareholders receiving redemption proceeds in-kind will bear market risk until the securities received are sold and will incur transaction costs when they are sold. See also “Additional Information About Purchases and Redemptions – Disruptive Trading and Market Timing” below.

Purchasing Shares

You may purchase Institutional Shares of any Fund with a minimum initial investment of $100,000 ($1,000 for retirement accounts); subsequent investments may be made in amounts of $100 or more. The minimum initial investment in the Advisor Shares of each Fund is $1,000. The minimum initial investment in the Low Volatility Fund is $5,000,000. Your purchase order will be effected at the NAV per share of the appropriate Fund next determined after receipt of your purchase request in “Good Form” (defined below). Purchase requests received by the Funds’ Transfer Agent or an authorized financial intermediary (i) before the close of the NYSE on any Business Day will be effected at the NAV per share of the appropriate Fund determined on that date on which it is received or (ii) if after close of the NYSE on any Business Day, will be effected at the NAV per share of the appropriate Fund determined on the next Business Day. Purchase requests must be received in Good Form by the Funds’ Transfer Agent or an authorized financial intermediary, where “Good Form” means that the purchase request includes: the name of the Fund in which you wish to invest; the amount you wish to invest; the name in which your account is to be registered (or, in the case of subsequent investments, your account number); the signature of each person in whose name such account is (or is to be) registered; and payment in full of the purchase amount.

All investments must be made in U.S. dollars, and you should note that each Fund reserves the right to reject, in its sole judgment, any purchase request for any reason.

Purchases of Fund shares may be made through certain financial intermediaries who are authorized to receive your purchase request in accordance with the standards described above. You may be charged a fee or have higher investment minimums if you buy or sell shares through a financial intermediary.

Please refer to important information about purchases of Fund shares below under the heading “Additional Information about Purchases and Redemptions.”

Investing Directly By Mail

New Accounts. You may purchase shares of a Fund by mailing a completed account application with a check payable to the appropriate Fund, to the Funds’ Transfer Agent at the following address: BPV Family of Funds, P.O. Box 3107, Denver, CO 80201.

Adding to Your Account. You may add to your account with any Fund by sending a check for your additional investment payable to the appropriate Fund to the Funds’ Transfer Agent at the address above. Please include a brief letter with your check that gives the name on your account and your account number. Please write your account number on your check.

Investing Directly By Wire

New Accounts. You may purchase shares of a Fund by wire by mailing a completed account application for the appropriate Fund to the Funds’ Transfer Agent at the following address: BPV Family of Funds, P.O. Box 3107, Denver, CO 80201, and, after your account is established, requesting that your bank transmit your investment by wire directly to the Transfer Agent. Please call the Transfer Agent at 855-784-2399 to obtain complete wiring instructions. Please note that your bank may charge you a fee for wiring funds.

Adding to Your Account. You may add to your account with any Fund by using the wiring procedures described above. Be sure to include the name on your account and your account number in the wire instructions you provide to your bank.

Redemption Fee

Each Fund charges a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares in the Fund.

The redemption fees are not fees to finance sales or sales promotion expenses, but are paid to each Fund to defray the costs of liquidating an investment and discourage short-term trading of Fund shares. Redemption fees are deducted from redemption proceeds and retained by the Fund, not the Adviser. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions and next of shares held by the shareholder for the longest period of time.

The redemption fee will not be charged on transactions involving the following:

•	Redemption of shares purchased through certain qualified plans pursuant to Sections 401, 403, and 457 of the Internal Revenue Code;
•	Redemption of shares purchased through wrap-fee programs or similar investment programs administered by a Fund;
•	Omnibus level accounts will be excluded where the fee will be assessed by the financial intermediary according to the requirements outlined herein and provided back to the respective Fund;
•	Redemptions due to required minimum distributions;
•	Redemptions due to death;
•	Redemption of shares accumulated through reinvestment of capital gains and dividends; and
•	Redemption of shares initiated by a Fund (i.e., liquidation or merger of a fund).

Minimum Account Size. Due to the relatively high cost of maintaining small accounts, each Fund reserves the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above). The respective Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

Exchange Privilege. You may exchange your shares in any Fund for those of the same class of any other Fund of the Trust that you are eligible to purchase on the basis of their respective NAVs at the time of the exchange. Before making any exchange, review this Prospectus closely and consider the Funds’ differences. Please note that since an exchange is the redemption of shares from one Fund followed by the purchase of shares in another, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless your account is tax deferred).

Your exchange will be effected at the NAV per share of the applicable Fund next determined after receipt of your request in Good Form. Exchange requests received by the Funds’ Transfer Agent or appropriate financial intermediary (i) before 4:00 p.m. Eastern time on any Business Day will be effected at the NAV per share of the appropriate Fund determined on that date which it is received or (ii) after 4:00 p.m. Eastern time on any Business Day will be effected at the NAV per share of the applicable Fund determined on the next Business Day.

The Funds reserve the right to reject any exchange request or to modify or terminate a shareholder’s exchange privileges at any time if, in the judgment of management, a shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of such change in the exchange privilege, except for unusual instances (such as when redemptions of the exchange are suspended under Section 22(e) of the 1940 Act, when sales of the Fund into which you are exchanging are temporarily stopped, or in accordance with the Funds’ policy on excessive trading). The exchange privilege may not be used for short-term or excessive trading or trading strategies harmful to the Funds.

Redemptions In-Kind. The Funds do not intend, under normal circumstances, to redeem shares by payment in-kind. However, each Fund reserves the right to meet redemption requests by payment in-kind where it believes it is in the best interest of the Fund and the remaining shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them would bear market risk until these securities are sold and would incur brokerage costs when these securities are sold.

Medallion Signature Guarantees. To protect your account and the Funds from fraud, medallion signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Medallion signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Medallion signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges or redemption request.

Additional Information About Purchases and Redemptions
Purchases and Redemptions through Securities Firms. You may purchase or redeem shares of a Fund through certain brokers and their designated intermediaries that have made arrangements with the Fund and are authorized to accept purchase and redemption orders on its behalf. In addition, orders will be deemed to have been received by a Fund when such authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order. Orders will be priced at the next calculation of the Fund’s net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares of the Fund are purchased through a broker or agent. Investors should check with their broker to determine if it is subject to these arrangements with the Funds.

Telephone Purchases by Securities Firms. Brokerage firms that are FINRA members may telephone the Distributor at 855-784-2399 and buy shares of a Fund for investors who have investments in the Fund through the brokerage firm’s account with the Fund. The Fund may modify or terminate these telephone privileges at any time.

Disruptive Trading and Market Timing. The Funds are not intended or suitable for market timers nor do the Funds intentionally accommodate market timers, and market timers are discouraged from becoming investors. The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts, is subject to modification or limitation if a Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”), which can have harmful effects for other shareholders. These risks and harmful effects include:

o
an adverse effect on portfolio management, as determined by the Adviser in its sole discretion, such as causing the Funds to maintain a higher level of cash than would otherwise be the case, or causing the Funds to liquidate investments prematurely; and

o	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures. Under these market timing policies and procedures, a Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading. In general, a Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, shares of a Fund within 30 days. While there is no specific limit on roundtrip transactions, each Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where the Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, a Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and the Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions and transactions initiated by a plan sponsor. Each Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the Fund suspects as Disruptive Trading.

Notwithstanding the foregoing, a Fund may also take action if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the Fund, even if applicable shares of the Fund are held longer than 30 days. In addition, a Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement. Each Fund also imposes a redemption fee on the redemption of shares of the Fund within sixty (60) days of purchase, which has the effect of discouraging Disruptive Trading in Fund shares. Frequently, Fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The Funds’ ability to monitor trading practices by investors purchasing shares through omnibus accounts may be limited and dependent upon the cooperation of the financial intermediary in taking steps to limit this type of activity.

The Funds cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

OTHER IMPORTANT INFORMATION

Distributions
Each Fund distributes its net investment income and net realized long and short-term capital gains to its shareholders at least annually, usually in December. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of the respective Fund.

Federal Taxes
The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences of investing in a Fund.

Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders should consult with their own tax advisers to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns. Shareholders should also note that distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance since the Funds’ inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

BPV Core Diversification Fund	Financial Highlights
Institutional Shares	For a share outstanding throughout the periods presented

	For the Year Ended March 31, 2014		For the Year Ended March 31, 2013		For the Period October 5, 2011 (Commencement of Operations) to March 31, 2012
NET ASSET VALUE- BEGINNING OF PERIOD	$10.68		$10.39		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.08		0.01
Net realized and unrealized gain on investments	0.33		0.28		0.40
Total income from investment operations	0.41		0.36		0.41

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.07)		(0.06)		(0.02)
From net realized gain	(0.02)		(0.01)		(0.00)	(b)
Total distributions	(0.09)		(0.07)		(0.02)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)	0.00	(b)	0.00	(b)
Net increase in net asset value	0.32		0.29		0.39
NET ASSET VALUE - END OF PERIOD	$11.00		$10.68		$10.39

TOTAL RETURN(c)	3.85%		3.46%		4.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$47,489		$92,051		$35,970
Ratios to average net assets:
Total expenses before fee waivers/reimbursements(d)	1.36%		1.57%		3.25%	(e)
Net expenses after fee waivers/reimbursements(d)	1.00%		1.00%		1.00%	(e)
Net investment income after fee waivers/reimbursements(d)	0.76%		0.72%		0.23%	(e)
Portfolio turnover rate	47%		56%		2%	(f)

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the fund invests as represented in the Portfolio of Investments.

(e)	Annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

BPV Core Diversification Fund	Financial Highlights
Advisor Shares	For a share outstanding throughout the periods presented

	For the Year Ended March 31, 2014	For the Period January 2, 2013 (Commencement of Operations) to March 31, 2013
NET ASSET VALUE- BEGINNING OF PERIOD	$10.66	$10.39
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.01
Net realized and unrealized gain on investments	0.30	0.26
Total income from investment operations	0.37	0.27

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net realized gain	(0.02)	–
Total distributions	(0.02)	–
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00 (b)	–
Net increase in net asset value	0.35	0.27
NET ASSET VALUE - END OF PERIOD	$11.01	$10.66

TOTAL RETURN(c)	3.44%	2.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,212	$298
Ratios to average net assets:
Total expenses before fee waivers/reimbursements(d)	1.89%	2.29	%(e)
Net expenses after fee waivers/reimbursements(d)	1.48%	1.65	%(e)
Net investment income after fee waivers/reimbursements(d)	0.67%	0.53	%(e)
Portfolio turnover rate	47%	56	%(f)

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the fund invests as represented in the Portfolio of Investments.

(e)	Annualized.

(f)	Portfolio turnover is calculated at the Fund level and represents the period April 1, 2012 to March 31, 2013.

BPV Wealth Preservation Fund	Financial Highlights
Institutional Shares	For a share outstanding throughout the periods presented

	For the Year Ended March 31, 2014		For the Year Ended March 31, 2013		For the Period October 5, 2011 (Commencement of Operations) to March 31, 2012
NET ASSET VALUE- BEGINNING OF PERIOD	$10.38		$10.15		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.07		0.06
Net realized and unrealized gain on investments	0.22		0.22		0.12
Total income from investment operations	0.23		0.29		0.18

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.02)		(0.06)		(0.03)
From net realized gain	(0.23)		–		–
Total distributions	(0.25)		(0.06)		(0.03)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)	0.00	(b)	–
Net increase/(decrease) in net asset value	(0.02)		0.23		0.15
NET ASSET VALUE - END OF PERIOD	$10.36		$10.38		$10.15

TOTAL RETURN(c)	2.21%		2.86%		1.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$57,089		$29,808		$9,214
Ratios to average net assets:
Total expenses before fee waivers/reimbursements(d)	1.46%		2.11%		5.42%	(e)
Net expenses after fee waivers/reimbursements(d)	1.00%		1.00%		1.00%	(e)
Net investment income after fee waivers/reimbursements(d)	0.11%		0.65%		1.26%	(e)
Portfolio turnover rate	51%		0%		0%	(f)

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the fund invests as represented in the Portfolio of Investments.

(e)	Annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

BPV Wealth Preservation Fund	Financial Highlights
Advisor Shares	For a share outstanding throughout the periods presented

	For the Year Ended March 31, 2014		For the Period January 2, 2013 (Commencement of Operations) to March 31, 2013
NET ASSET VALUE - BEGINNING OF PERIOD	$10.36		$10.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.02)
Net realized and unrealized gain on investments	0.20		0.11
Total income from investment operations	0.18		0.09

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net realized gain	(0.23)		–
Total distributions	(0.23)		–
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)	–
Net increase/(decrease) in net asset value	(0.05)		0.09
NET ASSET VALUE - END OF PERIOD	$10.31		$10.36

TOTAL RETURN(c)	1.77%		0.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$10,784		$28
Ratios to average net assets:
Total expenses before fee waivers/reimbursements(d)	1.83%		2.65%	(e)
Net expenses after fee waivers/reimbursements(d)	1.39%		1.65%	(e)
Net investment loss after fee waivers/reimbursements(d)	(0.17)%		(0.72)%	(e)
Portfolio turnover rate	51%		0%	(f)

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the fund invests as represented in the Portfolio of Investments.

(e)	Annualized.

(f)	Portfolio turnover is calculated at the Fund level and represents the period April 1, 2012 to March 31, 2013.

BPV Low Volatility Fund	Financial Highlights
For a share outstanding throughout the period presented

	For the Period February 3, 2014 (Commencement of Operations) to March 31, 2014
NET ASSET VALUE- BEGINNING OF PERIOD	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized gain on investments	0.03
Total income from investment operations	0.07

Net increase in net asset value	0.07
NET ASSET VALUE - END OF PERIOD	$10.07

TOTAL RETURN(b)	0.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$22,899
Ratios to average net assets:
Total expenses before fee waivers/reimbursements(c)	2.98%	(d)(e)
Net expenses after fee waivers/reimbursements(c)	0.50%	(d)(e)
Net investment income after fee waivers/reimbursements(c)	2.36%	(d)
Portfolio turnover rate	0%	(f)

(a)	Calculated using the average shares method.

(b)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	The ratios exclude the impact of expenses of the underlying funds in which the fund invests as represented in the Portfolio of Investments.

(d)	Annualized.

(e)	Expense ratios before reductions for startup period may not be representative of longer term operating periods.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

Rev. April 2012
Privacy Notice

FACTS	WHAT DOES BPV FAMILY OF FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons BPV Family of Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does BPV Family of Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 855-784-2399

Who we are
Who is providing this notice?	BPV Family of Funds ALPS Fund Services, Inc. (Administrator) ALPS Distributors, Inc. (Distributor)
What we do
How does BPV Family of Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does BPV Family of Funds collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ BPV Capital Management, LLC and Quintium Advisors, LLC, the investment adviser and sub-adviser, respectively, to the BPV Family of Funds, could each be deemed an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ BPV Family of Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ BPV Family of Funds does not jointly market.

BPV Family of Funds

A SAI about the Funds has been filed with the Securities and Exchange Commission. The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Funds.

To request a free copy of the SAI or other information about the Funds, or to make inquiries about the Funds, write the Funds at BPV Family of Funds, P.O. Box 3107, Denver, CO 80201, call the Funds at 855-784-2399 or visit the Funds’ website at www.bpvfunds.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-22588